FAIR VALUE MEASUREMENTS, Assets and Liabilities Measured at Fair Value on Recurring Basis (FY) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements [Abstract]
Interest withdrawn from Trust Account	$ 0	$ 0	$ 0
Liabilities [Abstract]
Warrant liability	9,912,695	18,637,420	28,062,924
Recurring [Member] | Level 1 [Member]
Assets [Abstract]
Marketable investments held in Trust Account - U.S. Treasury Securities Money Market Fund	$ 175,126,678	175,110,029	175,089,531
Recurring [Member] | Level 1 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant liability		6,028,013	0
Transfer of Public warrants to level 1		6,028,013
Recurring [Member] | Level 3 [Member] | Public Warrants [Member]
Liabilities [Abstract]
Warrant liability		0	14,403,750
Recurring [Member] | Level 3 [Member] | Private Placement Warrant [Member]
Liabilities [Abstract]
Warrant liability		$ 12,609,407	$ 13,659,174